Background Information (Details) - USD ($) $ / shares in Units, $ in Millions				1 Months Ended
	Mar. 25, 2026	Feb. 08, 2026	Nov. 25, 2025	Jan. 31, 2026	Dec. 31, 2025	Dec. 10, 2025	Nov. 14, 2025	Oct. 14, 2025	Aug. 20, 2025	Jul. 07, 2025	Jan. 27, 2025
Background Information (Details) [Line Items]
Total assets (in Dollars)					$ 50.0
Amount of share capital (in Dollars)								$ 12.0
Percentage of share capital			50.00%			100.00%	100.00%		48.50%		50.00%
Percentage of the shares issued			100.00%
Forecast [Member]
Background Information (Details) [Line Items]
Payment of dividends per share (in Dollars per share)	$ 1
Granjeros Campo 9 S.A. [Member]
Background Information (Details) [Line Items]
Percenatge of acquisition										90.00%
Amount of share capital (in Dollars)										$ 63.0
Pico Paco Ltda [Member]
Background Information (Details) [Line Items]
Percenatge of acquisition								100.00%
Céu Azul Alimentos Ltda [Member]
Background Information (Details) [Line Items]
Percenatge of acquisition					100.00%
Amount of share capital (in Dollars)					$ 173.0
Subsequent Events [Member]
Background Information (Details) [Line Items]
Percentage of interest in the joint venture				50.00%
Acquisition (in Dollars)				$ 40.6
Percentage of the share capital		80.00%
Percentage of equity investment (in Dollars)		$ 150.0
Percentage of joint venture		100.00%